Common Stock and Warrants - Summary of Warrants Accounted for as Liabilities and Recorded as Derivative Financial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair value of warrants at beginning of period	$ 5	$ 13,769	$ 13,769	$ 6,941
Issuance of warrants			0	7,372
Exercise of warrants		(35)	(35)	(3,012)
Fair value of previously classified equity warrants			0	5,049
Fair value of previously classified liability warrants reclassified to additional paid-in capital			0	(2,478)
Foreign exchange losses	(1)	382	384	(872)
Change in fair value of warrants during the period	(4)	(14,033)	(14,113)	769
Fair value of warrants at end of period	$ 0	$ 83	$ 5	$ 13,769